Schedule of significant exchange rates (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2025 EUR (€)	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Average rate	1.1675	1.1012	1.00
USD [member]
IfrsStatementLineItems [Line Items]
Average rate	1.1675			1.1012
Period-end spot rate	1.1417			1.1736
ZAR [member]
IfrsStatementLineItems [Line Items]
Average rate	19.1049
Period-end spot rate	18.6544			19.4439